INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSE (Details 2) - SDS [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances at Beginning	$ 1,893,740	$ 1,966,340	$ 1,966,340
Aggregate goodwill acquired	575,000		0
Impairment losses	0		0
Goodwill adjustment	0	(72,600)	(72,600)
Balances at End	$ 2,468,740	$ 1,893,740	$ 1,893,740